UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2013

Item 1.  Report to Stockholders.

[Calvert Social Index Fund Annual Report]

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Barbara Krumsiek
President and CEO of Calvert Investments, Inc.

Dear Calvert Shareholder,

For the 12 months ended September 30, 2013, the global equity markets generally had a strong year, while bonds saw more mixed results. Large-cap stocks, as represented by the Russell 1000 Index, posted a healthy 20.9% return, while the smaller-cap Russell 2000 Index led with a 30.1% gain. This occurred despite political turmoil and market concerns worldwide about a forced shutdown of the U.S. government and the upcoming debt ceiling deadline.

Despite these advances, it was a challenging year for the financial markets overall. At various times, issues at home and abroad led to marked volatility in the performance of both stocks and bonds. Emerging-market performance was notably low, as fears of slowing growth in China and the Eurozone, along with continuing struggles in the Eurozone periphery, stalled regional investment. As a result, the formerly high-flying MSCI Emerging Markets Index gained only 1.3% for the period. The Barclays U.S. Credit Index, a barometer for the overall U.S. bond market, returned -1.9%.

Early in the Fall, Fed Chairman Ben Bernanke’s retirement was big news. The nomination of Vice Chair Janet Yellen as his replacement means the Fed will likely stay the course with current monetary policy. Yet, this is a historic moment for the United States, as Yellen, following Senate approval, will be the first woman to lead this critical agency.

Calvert Co-Founder Honored

I’m proud to congratulate Calvert co-founder Wayne Silby, who received the prestigious Joseph Wharton Award for Social Impact from The Alumni Club of New York, honoring his lifetime of achievement in impact investing and social entrepreneurship. Besides founding Calvert with John Guffey, Wayne is a co-founder of the Social Venture Network, Co-Chairman of the board of the Calvert Foundation, Chairman of Syntao Ltd., a CSR consultancy in Beijing, and active in other ventures in social impact and entrepreneurship.

Calvert Releases New Report on Diversity

In March, we published the latest edition of Examining the Cracks in the Glass Ceiling, which measures diversity practices of the companies that constitute the S&P 100 Index. As you know, Calvert believes companies with a diverse workforce are poised for greater success in today’s increasingly global marketplace and will enjoy greater long-term value—a view supported by a growing body of research from McKinsey, Credit Suisse, and others.

Companies in the report were rated on 10 indicators: EEO policy, internal diversity initiatives, external diversity initiatives, scope of diversity initiatives, family-friendly benefits, demographic disclosure of employees (EEO-1), highest-paid executives, board diversity,

4 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED)

director selection criteria, and overall corporate commitment. The highest-rated companies were Citigroup, Merck, The Coca-Cola Company, and J.P. Morgan Chase, all scoring at least 95 points or more out of 100. We hold these companies in a number of our Calvert portfolios.

While some progress has been achieved in corporate diversity practices since our last assessment in 2010, the S&P 100 companies are largely failing to translate progressive practices into increased promotion rates for women and minority employees. For example, women are now hired as often as men. However, more than half of the S&P 100 companies lack diversity among their highest-paid senior executive positions. And women still only represent 19% of board members among these large-cap companies. Much remains to be done, which is why we continue to work with a number of international, multi-stakeholder groups on these issues, as well as conduct advocacy work with individual companies.

Stay Informed in the Months Ahead

Maintaining a well-diversified mix of U.S. and international stocks, bonds, and cash—appropriate for your goals and risk tolerance—is one of the best ways to mitigate the effects of an uneven recovery in the economy and markets. Of course, we recommend consulting your financial advisor if you have questions or concerns about your investments.

We also invite you to visit our website, www.calvert.com, for fund information, portfolio updates, and commentary from Calvert professionals. As always, we thank you for investing with Calvert.

The following companies represented the following percentages of Fund net assets: Citigroup 2.27% of Calvert Large Cap Value, 1.32% of Calvert Social Index; Merck 2.26% of Calvert Equity Income, 2.01% of Calvert Large Cap Value, and 1.25% of Calvert Social Index; Coca-Cola 1.29% of Calvert Social Index, 3.20% of Calvert Large Cap Core and 3.29% Calvert Equity Portfolio; J.P. Morgan Chase 2.54% of Calvert Equity Income, 1.74% of Calvert Social Index and 0.34% of Calvert Balanced Portfolio. Holdings are subject to change.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 5

As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and governance (ESG) factors for the companies in which we invest. Below are highlights of our accomplishments during the reporting period.

Shareholder Advocacy

Over the past year, Calvert engaged with 139 companies via emails, letters, phone calls, and in-person meetings. We also filed 22 shareholder proposals during the 2013 proxy season, which led to agreements with 14 companies on the issues of board diversity and sustainability reporting, among others. We also presented at four annual meetings where the proposals came to a vote and received shareholder support that exceeded 40% at two companies.

One proposal was for diversified energy services company Cleco, which has significant assets in thermoelectricity, to report on its sustainability risks and opportunities, including an analysis of material water-related risks. The other at Pioneer Natural Resources focused on reporting the environmental and social challenges and opportunities associated with hydraulic fracturing.

Company Engagement

Research and an intensive dialogue across a range of corporate responsibility and sustainability issues led to McDonald’s and Walt Disney meeting our Signature® criteria1 for the first time. McDonald’s is improving its supply chain labor policies and practices, diversifying its menu options, and disclosing their nutritional content—although it continues to face challenges in both areas. Walt Disney now meets the criteria for workplace safety, while continuing to meet our criteria on supply chain labor and human rights practices.

We undertook more engagement with Coca-Cola and PepsiCo on labor and human rights, water, and sustainability issues. In fact, PepsiCo management credited our recommendations with influencing their decision to strengthen their human rights policy framework.

Climate Change And Energy

Calvert, the World Wildlife Fund (WWF) and Ceres published, “Power Forward: Why the World’s Largest Companies are Investing in Renewable Energy.” The report found that more than half of the largest U.S. corporations and more than two-thirds of the largest companies across the globe have set greenhouse gas (GHG) emissions reduction commitments and/or renewable energy commitments.

Calvert joined with other Investor Network on Climate Risk (INCR) members to speak at congressional staff briefings about recommendations for corporations in the report and draft an investor letter to Congress supporting the production tax credit (PTC) for wind

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energy, which was due to expire at the end of 2012. The report, briefings and investor letter helped spur extension of the PTC to support the growth of renewable energy.

350.Org Divestment Campaign On Fossil Fuels

Calvert watched closely the 350.org campaign urging college and university endowments, as well as other institutional investors, to divest from companies producing fossil fuels. In December, Calvert posted a statement on our website expressing support for the campaign’s broad objectives while making the case for a complementary strategy of active ownership and engagement. The statement pointed to specific fossil fuel companies such as Denbury Resources and Suncor Energy that Calvert has successfully engaged on climate change, alternative energy, and revenue transparency.

Burma

After the lifting of U.S. sanctions prohibiting new investment in Burma by American companies, the Calvert Social Funds Board approved revisions to Calvert’s long-standing policy language in September. Instead of urging U.S. companies to “cease operations” in Burma, the new language instead calls for Calvert to advocate for “responsible investment.”

Garment Industry Safety

Following the Rana Plaza tragedy earlier this year, where more than 1,100 Bangladesh garment factory workers were killed, Calvert assessed the state of significant country-level sourcing disclosure by retail companies, which is essential to assessing sourcing risks more effectively. After learning that only a handful of companies disclose this necessary data, we contacted 26 retail company CEOs requesting disclosure of sourcing information for those countries representing 5% or more of global order volume.

Human Rights Report

In March, Calvert, Interfaith Center on Corporate Responsibility and the Institute for Human Rights and Business launched “Investing the Rights Way: A Guide for Business and Human Rights” in both New York and London. The guide outlines how investors can apply the UN Guiding Principles on Business and Human Rights as a due diligence and risk assessment framework to assess companies in their portfolios.

Conflict Minerals

Calvert continued to be a leader among investors on “conflict minerals” through a multi-stakeholder group supporting disclosure requirements enacted as Section 1502 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. The disclosure would certify that certain minerals used in cell phones and other consumer electronic components (tin, titanium, tantalum and gold) are not illegally mined to fuel the continuing bloody conflict in the Democratic Republic of Congo (DRC).

After the SEC approved and released the final rule to implement the reporting requirements of Section 1502 in August 2012, the U.S. Chamber of Commerce filed a lawsuit against the Securities and Exchange Commission (SEC) to stop implementation. Calvert led the multi-stakeholder group’s effort to forge a common statement urging implementation of the law as outlined by the rule, regardless of the lawsuit. On July 23, the court upheld the “conflict minerals rule” in favor of the SEC and the statute requiring adoption of the rule—a major victory for Calvert and its allies.

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Extractives Revenue Transparency

Widely credited for its leadership role among investors in supporting extractive revenue transparency as an imperative for investors interested in full disclosure of material information related to oil, gas and mining in certain countries, Calvert has remained actively engaged in the SEC rule-making process. The U.S. Chamber of Commerce and the American Petroleum Institute filed a lawsuit challenging the pro-disclosure rules, Calvert submitted a sworn statement about the problems investors would face if the rules were delayed or revoked. We also sent letters to the SEC emphasizing the materiality of disclosures required by the rules and contributed research to Oxfam America’s January 2013 brief.

On July 2, the court “vacated” the SEC’s rule, declaring it inoperative until the SEC addresses certain key issues (the necessity for exemptions for certain countries and public reporting of the disclosures). Calvert subsequently drafted a letter to SEC Chairman Mary Jo White that acknowledged the value of the Commission’s rules to implement Section 1504 and urged her respond to the API vs. SEC decision by reinstating rules consistent with those issued in August 2012, which were endorsed by investors representing more than $5.6 trillion in assets under management.

1. Calvert’s Signature® criteria examine corporate performance across seven broad areas of concern: Governance and Ethics, Environment, Workplace, Product Safety and Impact, International Operations and Human Rights, Indigenous Peoples’ Rights, and Community Relations. For a company to be eligible for inclusion in a Calvert Signature portfolio, it must meet the criteria in all seven categories.

The following companies represented the following percentages of net assets: Cleco 0.02% of Calvert Social Index; Pioneer Natural Resources 0.23% of Calvert Social Index and 1.39% of Calvert Balanced Portfolio; McDonald’s 0.86% of Calvert Social Index and 2.35% of Calvert Equity Portfolio, Walt Disney 0.96% of Calvert Social Index and 2.25% of Calvert Equity Portfolio; Coca-Cola 1.29% of Calvert Social Index, 3.20% of Calvert Large Cap Core and 3.29% Calvert Equity Portfolio; PepsiCo 1.10% of Calvert Social Index, 1.20% of Calvert Equity Portfolio and 0.54% of Calvert Balanced Portfolio; Denbury Resources 0.06% of Calvert Social Index and 2.86% of Calvert Large Cap Core; and Suncor Energy 0.71%% of Calvert International Equity Portfolio. Holdings are subject to change.

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Investment Performance

The Calvert Social Index Fund Class A shares (at NAV) returned 21.16% for the 12-month period ended September 30, 2013, versus 22.37% for the benchmark Calvert Social Index (CSI). The relative underperformance was primarily the result of fund expenses, which an index does not incur.

The Fund and CSI performed slightly better than U.S. large-cap indices that do not consider environmental, social and governance (ESG) issues, such as the Russell 1000 and S&P 500 Indices.

Investment Climate

Equities faced a brief pullback in late 2012, but recovered and posted strong gains throughout most of 2013. The third round of quantitative easing (QE), unleashed in mid-2012, provided an impetus for equity investors to look past numerous macro head-winds from fiscal cliff debates, sequester, slow growth in China and the Eurozone, and weak corporate earnings. The macro-economic picture in the U.S. continued to show improvement in the key economic sectors—housing and employment. For the year, the S&P 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 19.34%, 20.91%, 30.06%, 24.92%, and 1.33%, respectively.

Value stocks outperformed growth stocks by 3.03%, as measured by the Russell 1000 Value and Russell 1000 Growth Indices for the 12-month period. Within the Russell 1000 Index, Consumer Discretionary, Industrials, and Health Care were the top-performing sectors, while Telecoms, Utilities, and Materials lagged.

Corporate Earnings Are Weaker

Corporate earnings reports in late 2012 and throughout the first half of 2013 were largely weak on both the top- and bottom-line figures, with the sequester negatively impacting corporate results in the first half of 2013.

Sounding a cautious note, several bellwether companies that reported late in the summer of 2013, including names like Walmart and Cisco, issued reduced earnings forecasts citing everything from consumer weakness to fears of rising interest rates. We continue to believe that, going forward, the U.S. economic recovery can be sustained and able to support earnings growth for U.S. companies.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 9

Improving Macro-Economic Picture in the U.S., But Continued Softness Abroad

Throughout the year, U.S. macro indicators continued to improve, albeit slowly. The unemployment rate ticked down to just above 7% and initial jobless claims hit post-financial crisis lows in the third quarter of 2013. New job growth remains sluggish. However, consumers continue to remain upbeat and willing to spend on bigger-ticket items, as reflected in improving vehicle and home sales. Sales of previously owned homes hit a three-year high in May of 2013 and housing prices continued to trend upward, despite the looming threat of rising interest rates.

Abroad, developed markets kept pace with the U.S., but emerging markets were rattled by developments in China and the Eurozone periphery. A transition of power in China went smoothly, but new leadership promised to curb excesses in the economy, triggering fears of an economic slowdown. The pullback reached its climax with a 14% sell-off in the Shanghai composite in June that rattled markets around the globe. Elsewhere in Asia, Japan launched an unprec-

CALVERT SOCIAL
INDEX FUND
SEPTEMBER 30, 2013

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	8.9%
Energy	2.1%
Financials	17.9%
Health Care	16.0%
Industrials	8.3%
Information Technology	25.6%
Materials	1.5%
Short-Term Investments	0.6%
Telecommunication Services	2.2%
Utilities	1.2%
Total	100%

CALVERT SOCIAL
INDEX FUND
SEPTEMBER 30, 2013

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	9/30/13	9/30/13
Class A	10.03%	21.16%
Class B	9.47%	19.92%
Class C	9.47%	20.02%
Class I	10.35%	21.76%
Class Y	10.03%	21.34%

Calvert Social
Index	10.53%	22.37%

Lipper
Multi-Cap Core
Funds Average	9.64%	23.24%

TEN LARGEST	% OF NET
STOCK HOLDINGS	ASSETS
Apple, Inc.	3.9%
Microsoft Corp.	2.3%
Google, Inc.	2.2%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Wells Fargo & Co.	1.8%
JPMorgan Chase & Co.	1.7%
International Business
Machines Corp.	1.7%
Pfizer, Inc.	1.7%
AT&T, Inc.	1.6%
Total	21.0%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

10 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

edented QE program in late 2012, triggering a massive rally in Japanese equities and a large sell-off in the yen. With similar (but smaller) policy measures in Europe, investors began to focus on the theme of coordinated global QE as a stabilizing force for the global economy in the near term, despite potentially negative effects in the longer term.

In Europe, economic turmoil in the so called “PIIGS” (Portugal, Italy, Ireland, Greece and Spain) continued to simmer in the background. While Italy nearly saw its government collapse, unemployment in Spain reached almost 50% among youth—reminding investors that the region, while improving, remains fragile.

Federal Reserve: QE Taper and Transition Talk

During the summer, investor consensus largely settled around the view that the Federal Reserve (Fed) would begin tapering its QE program in September of 2013 by reducing both its Treasury and mortgage-backed security purchases. This view took hold despite weakness in both employment and inflation, the two areas highlighted by Fed Chairman Ben Bernanke as needing improvement before tapering would begin. Nevertheless, the “surprise” decision not to taper in September caught market participants off guard, sending equities up and sparking a retreat in bond yields.

As markets digested the lack of a QE taper – and largely gave back the equity gains won on the news – focus also returned to the transition of the Fed Chairman role. With Larry Summers removing himself from consideration, consensus coalesced around eventual nominee Vice Chair Janet Yellen, a selection largely signaling favor for continuing current monetary policy with little change.

With Political Stalemate in Washington, It’s Déjà Vu All Over Again…

The debt ceiling drama of 2011 reared its head again in late September 2013. The government shutdown and debt ceiling impasse in Washington fueled uncertainty and created a negative feedback loop in the U.S. economy. Although U.S. labor conditions improved materially since the asset purchase program began, recent reductions in public-sector employment were felt in the July and August employment reports.

The U.S. Congress failed to approve a budget to fund the government past September 30, which culminated in the shutdown of the federal government. Equity markets appeared largely unconcerned with the event in September despite the looming U.S. debt ceiling debate. Congress was not able to raise the debt ceiling until hours before the October 17 deadline identified by the Treasury Department.

Although the markets welcomed the resolution, the turmoil took its toll. Estimates of fiscal drag from the shutdown were in the billions, while credit-rating firm Fitch put the nation’s credit rating on negative outlook as a result of the political stalemate and inability to take timely action on raising the debt ceiling.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy with the objective of matching the day-to-day investment performance of the CSI as closely as practicable. This is accomplished by investing in all, or virtually all, of the stocks in the CSI and holding them in the same proportion. Variation in the Fund’s total return generally reflects the variation in the total return of the CSI.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 11

Information Technology, Financials, Consumer Discretionary, Health Care and Consumer Staples are the five largest sectors in the CSI and, on average, each sector accounts for more than 10% of the CSI’s total value. Combined, they account for over 80% of CSI’s total value, so the performance of these sectors largely dictates the performance of the CSI.

The largest contributors to performance were in the Financials, Consumer Discretionary, Health Care and Industrials sectors, with each producing returns in excess of 30% for the period. These sectors generally benefited from the Fed’s continued quantitative easing program and investors’ greater appetite for risk.

Information Technology was one of the poorer-performing sectors for the period, returning slightly over 8% because Apple, the largest holding in the Fund and the CSI, was down 26.8%.1 Rounding out the Fund’s largest five sectors, Consumer Staples produced a 16% return as many of its more defensive stocks underperformed during the equity market’s strong upward move.

Telecommunications was the only sector with negative performance, declining 3%; the sector’s largest company, AT&T, dropped 5.8% for the period. Large-cap telecoms, which generally pay high dividends and are viewed as more defensive stocks, were hurt by Fed Chairman Bernanke’s announcement that the Fed would begin to taper its purchases of U.S. Treasury and mortgage-backed securities when they felt there was sufficient growth in the economy.

CALVERT SOCIAL
INDEX FUND
SEPTEMBER 30, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	15.42%
Five year	8.81%
Ten year	5.68%

CLASS B SHARES	(WITH MAX. LOAD)
One year	14.92%
Five year	8.64%
Ten year	5.14%

CLASS C SHARES	(WITH MAX. LOAD)
One year	19.02%
Five year	8.79%
Ten year	5.16%

CLASS I SHARES
One year	21.76%
Five year	10.47%
Ten year	6.73%

CLASS Y SHARES*
One year	21.34%
Five year	9.91%
Ten year	6.22%

* Calvert Social Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.11%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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Outlook

As we have stated in the past, despite negative short-term investor sentiment, the long-term drivers of economic recovery continue to gain strength. Investors continue to look beyond the headlines and focus on the improving macro-economic climate in the U.S. and, to some degree, overseas.

The path to recovery will not necessarily be smooth, however. The Fed is largely expected to taper QE as early as December and interest rates are expected to continue climbing. In such a scenario, higher dividend stocks remain especially vulnerable. While growth stocks made an impressive recovery in the third quarter, value names may recover when the reality of Fed tapering and interest rate uptick returns to focus.

However, longer-term factors, such as historically low housing inventories and continued household formation, will provide support for improving economic growth. Likewise, manufacturing is pulling out of its seasonal slump and the broader trend of consumer balance sheet repair is well underway.

As confidence sets in at both the consumer and corporate level, we continue to expect consumers to increase spending and companies to eventually expand capital expenditures and increase inventories. The sharp rise in interest rates that many feared would continue to 3% and beyond has tempered. While consumers and companies alike must prepare for a rising-rate environment, over the medium- and longer-terms, a gradual shift up in borrowing costs may be a sign of an improving economy and not necessarily a near-term threat to growth.

Calvert Investment Management, Inc.
October 2013

1. Returns reflect the period securities were held by the portfolio.

As of September 30, 2013, the following holdings represent the following percentages of Fund net assets: Walmart 0.0%, Cisco 1.12%, Apple 3.88% and AT&T 1.61%. Holdings are subject to change.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	4/1/13	9/30/13	4/1/13 - 9/30/13
CLASS A
Actual	$1,000.00	$1,100.35	$3.95
Hypothetical	$1,000.00	$1,021.31	$3.80
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,094.72	$9.19
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,094.65	$8.58
Hypothetical	$1,000.00	$1,016.87	$8.26
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,103.47	$1.11
Hypothetical	$1,000.00	$1,024.02	$1.07
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,100.34	$3.16
Hypothetical	$1,000.00	$1,022.06	$3.04
(5% return per year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.63%, 0.21%, and 0.60% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund: We have audited the accompanying statement of net assets of the Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by performing other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 17

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2013

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,266	$167,276
DigitalGlobe, Inc.*	1,569	49,612
Exelis, Inc	4,330	68,024
Hexcel Corp.*	2,303	89,356
Rockwell Collins, Inc.	3,103	210,570
		584,838

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc	3,660	217,990
Expeditors International of Washington, Inc.	4,745	209,065
FedEx Corp	6,827	779,029
United Parcel Service, Inc., Class B	16,612	1,517,838
		2,723,922

Airlines - 0.4%
Alaska Air Group, Inc	1,604	100,443
Delta Air Lines, Inc.	19,722	465,242
JetBlue Airways Corp.*	5,002	33,313
Southwest Airlines Co.	16,250	236,600
US Airways Group, Inc.*	4,421	83,822
		919,420

Auto Components - 0.7%
Autoliv, Inc.	2,200	192,258
BorgWarner, Inc	2,632	266,858
Delphi Automotive plc	6,490	379,146
Gentex Corp.	3,321	84,984
Johnson Controls, Inc.	15,737	653,086
Tenneco, Inc.*	1,403	70,852
TRW Automotive Holdings Corp.*	2,692	191,967
Visteon Corp.*	1,149	86,910
		1,926,061

Automobiles - 0.9%
Ford Motor Co	90,580	1,528,085
Harley-Davidson, Inc.	5,126	329,294
Tesla Motors, Inc.*	1,870	361,695
		2,219,074

Beverages - 2.5%
Dr Pepper Snapple Group, Inc.	4,687	210,071
PepsiCo, Inc.	35,472	2,820,024
The Coca-Cola Co.	87,741	3,323,629
		6,353,724

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc.*	4,498	522,488
Alkermes plc*	3,116	104,760
Amgen, Inc.	17,331	1,940,032

18 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Biotechnology - Cont’d
Ariad Pharmaceuticals, Inc.*	4,262	$78,421
Biogen Idec, Inc.*	5,469	1,316,716
Cepheid, Inc.*	1,549	60,473
Cubist Pharmaceuticals, Inc.*	1,518	96,469
Gilead Sciences, Inc.*	35,198	2,211,842
Incyte Corp.*	3,166	120,783
Isis Pharmaceuticals, Inc.*	2,653	99,594
Medivation, Inc.*	1,729	103,636
Myriad Genetics, Inc.*	1,847	43,405
Onyx Pharmaceuticals, Inc.*	1,685	210,069
Pharmacyclics, Inc.*	1,533	212,198
Regeneron Pharmaceuticals, Inc.*	1,800	563,166
Seattle Genetics, Inc.*	2,551	111,810
Theravance, Inc.*	1,598	65,342
United Therapeutics Corp.*	1,054	83,108
Vertex Pharmaceuticals, Inc.*	5,353	405,864
		8,350,176

Building Products - 0.2%
A.O. Smith Corp	1,786	80,727
Lennox International, Inc	1,056	79,474
Masco Corp.	8,213	174,773
Owens Corning*	2,538	96,393
USG Corp.*	2,120	60,590
		491,957

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	1,213	221,542
Bank of New York Mellon Corp.	26,436	798,103
BlackRock, Inc.	2,894	783,174
Charles Schwab Corp.	26,579	561,880
E*Trade Financial Corp.*	6,608	109,032
Eaton Vance Corp.	2,790	108,336
Federated Investors, Inc., Class B	2,160	58,666
Franklin Resources, Inc.	9,350	472,643
Goldman Sachs Group, Inc.	9,601	1,518,974
Invesco Ltd	10,175	324,583
Janus Capital Group, Inc	3,444	29,308
Legg Mason, Inc	2,493	83,366
Morgan Stanley	31,964	861,430
Northern Trust Corp.	5,191	282,338
SEI Investments Co	3,328	102,868
State Street Corp.	10,253	674,135
Stifel Financial Corp.*	1,358	55,977
T. Rowe Price Group, Inc.	5,981	430,213
TD Ameritrade Holding Corp.	5,437	142,341
Waddell & Reed Financial, Inc	1,967	101,261
		7,720,170

Chemicals - 1.0%
Air Products & Chemicals, Inc	4,821	513,774
Airgas, Inc.	1,520	161,196

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 19

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Chemicals - Cont’d
Cabot Corp.	1,365	$58,299
Ecolab, Inc.	6,233	615,571
H.B. Fuller Co.	1,156	52,240
International Flavors & Fragrances, Inc.	1,878	154,559
Praxair, Inc.	6,778	814,783
Sensient Technologies Corp	1,150	55,074
Sigma-Aldrich Corp.	2,764	235,769
		2,661,265

Commercial Banks - 4.5%
Associated Banc-Corp.	3,816	59,110
Bank of Hawaii Corp.	1,025	55,811
BB&T Corp	16,169	545,704
BOK Financial Corp.	474	30,028
CapitalSource, Inc	4,515	53,638
CIT Group, Inc.*	4,627	225,659
City National Corp.	1,087	72,459
Comerica, Inc	4,248	166,989
Commerce Bancshares, Inc	1,771	77,588
Cullen/Frost Bankers, Inc	1,206	85,083
East West Bancorp, Inc	3,168	101,218
Fifth Third Bancorp	20,385	367,745
First Horizon National Corp.	5,532	60,797
First Niagara Financial Group, Inc.	8,130	84,308
First Republic Bank	2,847	132,756
FirstMerit Corp.	3,797	82,433
FNB Corp	3,344	40,563
Fulton Financial Corp.	4,453	52,011
Hancock Holding Co	1,888	59,245
Huntington Bancshares, Inc.	19,053	157,378
IBERIABANK Corp.	682	35,375
KeyCorp	20,979	239,161
M&T Bank Corp.	2,992	334,865
Popular, Inc.*	2,373	62,244
Prosperity Bancshares, Inc.	1,288	79,650
Regions Financial Corp.	32,109	297,329
Signature Bank*	1,087	99,482
SunTrust Banks, Inc.	12,377	401,262
Susquehanna Bancshares, Inc.	4,306	54,040
SVB Financial Group*	1,046	90,343
Synovus Financial Corp	22,514	74,296
TCF Financial Corp.	3,778	53,950
The PNC Financial Services Group, Inc	12,213	884,832
UMB Financial Corp.	850	46,189
Umpqua Holdings Corp	2,571	41,702
US Bancorp	42,269	1,546,200
Valley National Bancorp	4,592	45,690
Webster Financial Corp.	2,081	53,128
Wells Fargo & Co	110,939	4,583,999
Zions Bancorporation	4,238	116,206
		11,650,466

20 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Commercial Services & Supplies - 0.2%
Covanta Holding Corp	3,001	$64,161
KAR Auction Services, Inc.	2,152	60,708
Pitney Bowes, Inc.	4,637	84,347
RR Donnelley & Sons Co.	4,176	65,981
The ADT Corp.*	4,590	186,630
		461,827

Communications Equipment - 2.7%
ARRIS Group, Inc.*	2,636	44,970
Aruba Networks, Inc.*	2,622	43,630
Ciena Corp.*	2,376	59,352
Cisco Systems, Inc	123,251	2,886,538
F5 Networks, Inc.*	1,801	154,454
Harris Corp	2,457	145,700
InterDigital, Inc.	948	35,389
JDS Uniphase Corp.*	5,460	80,317
Juniper Networks, Inc.*	11,659	231,548
Motorola Solutions, Inc	5,488	325,877
Plantronics, Inc.	1,007	46,372
Polycom, Inc.*	3,903	42,621
QUALCOMM, Inc	39,446	2,657,083
Riverbed Technology, Inc.*	3,774	55,063
Viasat, Inc.*	961	61,264
		6,870,178

Computers & Peripherals - 5.5%
3D Systems Corp.*	2,173	117,320
Apple, Inc.	20,877	9,953,110
Dell, Inc	33,724	464,379
Diebold, Inc.	1,469	43,130
EMC Corp	47,842	1,222,841
Hewlett-Packard Co.	44,243	928,218
Lexmark International, Inc	1,438	47,454
NCR Corp.*	3,819	151,271
NetApp, Inc.	7,830	333,715
SanDisk Corp	5,527	328,912
Seagate Technology plc	7,135	312,085
Western Digital Corp.	4,853	307,680
		14,210,115

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,392	74,798
EMCOR Group, Inc	1,542	60,338
Quanta Services, Inc.*	4,916	135,239
		270,375

Construction Materials - 0.0%
Eagle Materials, Inc.	1,141	82,780

Consumer Finance - 1.3%
American Express Co.	21,324	1,610,388
Capital One Financial Corp.	13,446	924,278

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 21

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Consumer Finance - Cont’d
Discover Financial Services	11,122	$562,106
Portfolio Recovery Associates, Inc.*	1,169	70,070
SLM Corp	10,018	249,448
		3,416,290

Containers & Packaging - 0.4%
AptarGroup, Inc	1,521	91,458
Avery Dennison Corp	2,254	98,094
Ball Corp	3,337	149,765
Bemis Co., Inc.	2,366	92,298
Greif, Inc	699	34,272
MeadWestvaco Corp.	4,080	156,590
Owens-Illinois, Inc.*	3,776	113,355
Sealed Air Corp.	4,507	122,545
Sonoco Products Co.	2,307	89,835
		948,212

Distributors - 0.1%
Genuine Parts Co.	3,557	287,726
Pool Corp	1,073	60,227
		347,953

Diversified Consumer Services - 0.1%
DeVry, Inc	1,302	39,789
Outerwall, Inc.*	645	32,244
Sotheby’s	1,571	77,183
Weight Watchers International, Inc.	620	23,169
		172,385

Diversified Financial Services - 5.2%
Bank of America Corp	247,201	3,411,374
CBOE Holdings, Inc	2,013	91,048
Citigroup, Inc.	69,925	3,392,062
CME Group, Inc	7,217	533,192
IntercontinentalExchange, Inc.*	1,675	303,878
JPMorgan Chase & Co.	86,500	4,471,185
McGraw Hill Financial, Inc	6,328	415,054
Moody’s Corp	4,456	313,390
MSCI, Inc.*	2,780	111,923
NYSE Euronext	5,586	234,500
The NASDAQ OMX Group, Inc.	2,651	85,071
		13,362,677

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	122,182	4,132,195
CenturyLink, Inc.	13,804	433,170
Frontier Communications Corp.	22,973	95,797
Level 3 Communications, Inc.*	3,684	98,326
tw telecom, Inc.*	3,350	100,048
Windstream Holdings, Inc.	13,629	109,032
		4,968,568

22 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Electric Utilities - 0.2%
Cleco Corp	1,389	$62,283
Hawaiian Electric Industries, Inc	2,276	57,128
IDACORP, Inc	1,155	55,902
ITC Holdings Corp	1,204	113,007
OGE Energy Corp.	4,556	164,426
Portland General Electric Co	1,777	50,165
		502,911

Electrical Equipment - 1.2%
Acuity Brands, Inc	984	90,548
AMETEK, Inc.	5,612	258,264
Brady Corp.	1,069	32,604
Eaton Corp. plc	10,892	749,805
Emerson Electric Co	16,433	1,063,215
General Cable Corp.	1,146	36,385
Hubbell, Inc., Class B	1,241	129,982
Polypore International, Inc.*	1,071	43,879
Regal-Beloit Corp	1,035	70,308
Rockwell Automation, Inc	3,191	341,246
Roper Industries, Inc	2,280	302,944
		3,119,180

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,657	282,979
Anixter International, Inc.*	612	53,648
Arrow Electronics, Inc.*	2,301	111,667
Avnet, Inc	3,153	131,511
Belden, Inc	1,003	64,242
Cognex Corp	1,901	59,615
Corning, Inc.	33,591	490,093
Dolby Laboratories, Inc	1,123	38,755
FEI Co.	959	84,200
FLIR Systems, Inc.	3,267	102,584
Ingram Micro, Inc.*	3,513	80,975
IPG Photonics Corp	796	44,823
Itron, Inc.*	899	38,504
Jabil Circuit, Inc	4,232	91,750
Molex, Inc	3,152	121,415
National Instruments Corp.	2,237	69,190
TE Connectivity Ltd.	9,500	491,910
Tech Data Corp.*	869	43,372
Trimble Navigation Ltd.*	5,901	175,319
Vishay Intertechnology, Inc.*	3,036	39,134
		2,615,686

Energy Equipment & Services - 0.5%
Bristow Group, Inc	836	60,827
Cameron International Corp.*	5,657	330,199
CARBO Ceramics, Inc	455	45,095
Dresser-Rand Group, Inc.*	1,752	109,325
Dril-Quip, Inc.*	933	107,062
FMC Technologies, Inc.*	5,445	301,762

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 23

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Energy Equipment & Services - Cont’d
Helix Energy Solutions Group, Inc.*	2,258	$57,285
Noble Corp.	5,832	220,275
SEACOR Holdings, Inc.	431	38,980
Tidewater, Inc.	1,138	67,472
Unit Corp.*	1,002	46,583
		1,384,865

Food & Staples Retailing - 2.0%
Casey’s General Stores, Inc.	882	64,827
Costco Wholesale Corp.	10,039	1,155,690
CVS Caremark Corp	28,233	1,602,223
Fresh Market, Inc.*	919	43,478
Harris Teeter Supermarkets, Inc	1,136	55,880
Safeway, Inc	5,548	177,481
Sysco Corp.	13,521	430,373
United Natural Foods, Inc.*	1,135	76,295
Walgreen Co.	20,013	1,076,699
Whole Foods Market, Inc	8,565	501,052
		5,183,998

Food Products - 1.4%
Campbell Soup Co	4,103	167,033
Darling International, Inc.*	2,720	57,555
Flowers Foods, Inc	4,018	86,146
General Mills, Inc.	14,750	706,820
Green Mountain Coffee Roasters, Inc.*	3,016	227,195
Hain Celestial Group, Inc.*	1,097	84,601
Ingredion, Inc.	1,783	117,981
J.M. Smucker Co.	2,416	253,777
Kellogg Co.	5,916	347,447
Kraft Foods Group, Inc.	13,693	718,061
Lancaster Colony Corp.	445	34,839
McCormick & Co., Inc	3,036	196,429
The Hershey Co	3,436	317,830
TreeHouse Foods, Inc.*	835	55,803
WhiteWave Foods Co.*	3,977	79,421
		3,450,938

Gas Utilities - 0.3%
AGL Resources, Inc	2,729	125,616
Atmos Energy Corp	2,083	88,715
New Jersey Resources Corp.	951	41,892
Oneok, Inc	4,742	252,843
Piedmont Natural Gas Co., Inc.	1,748	57,474
Questar Corp.	4,028	90,590
South Jersey Industries, Inc.	739	43,291
Southwest Gas Corp	1,066	53,300
WGL Holdings, Inc.	1,189	50,782
		804,503

24 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,767	$54,017
Align Technology, Inc.*	1,614	77,666
Baxter International, Inc	12,471	819,220
Becton Dickinson & Co	4,465	446,589
CareFusion Corp.*	4,921	181,585
Covidien plc	10,576	644,501
DENTSPLY International, Inc	3,272	142,038
Edwards Lifesciences Corp.*	2,581	179,715
Haemonetics Corp.*	1,182	47,138
Hologic, Inc.*	6,219	128,422
IDEXX Laboratories, Inc.*	1,207	120,278
Intuitive Surgical, Inc.*	909	342,029
Medtronic, Inc.	22,944	1,221,768
ResMed, Inc.	3,266	172,510
Sirona Dental Systems, Inc.*	1,305	87,344
St. Jude Medical, Inc.	6,598	353,917
Stryker Corp.	6,778	458,125
Teleflex, Inc	945	77,755
The Cooper Co.’s, Inc.	1,125	145,901
Thoratec Corp.*	1,322	49,297
Varian Medical Systems, Inc.*	2,475	184,957
West Pharmaceutical Services, Inc.	1,604	66,005
		6,000,777

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,307	324,258
Brookdale Senior Living, Inc.*	2,311	60,779
Cardinal Health, Inc.	7,801	406,822
Centene Corp.*	1,254	80,206
CIGNA Corp	6,503	499,820
DaVita HealthCare Partners, Inc.*	4,055	230,729
Express Scripts Holding Co.*	18,715	1,156,213
HCA Holdings, Inc	6,172	263,853
Health Management Associates, Inc.*	5,975	76,480
Henry Schein, Inc.*	1,987	206,052
Laboratory Corp. of America Holdings*	2,069	205,121
LifePoint Hospitals, Inc.*	1,092	50,920
McKesson Corp.	5,256	674,345
Mednax, Inc.*	1,164	116,866
Owens & Minor, Inc	1,455	50,328
Patterson Co.’s, Inc	1,913	76,903
Quest Diagnostics, Inc.	3,489	215,585
VCA Antech, Inc.*	2,039	55,991
WellCare Health Plans, Inc.*	1,001	69,810
		4,821,081

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,639	54,112
athenahealth, Inc.*	846	91,842
Cerner Corp.*	6,784	356,499
HMS Holdings Corp.*	2,017	43,386
		545,839

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 25

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc	1,522	$61,687
Chipotle Mexican Grill, Inc.*	709	303,948
Darden Restaurants, Inc.	2,993	138,546
Dunkin’ Brands Group, Inc	2,443	110,570
McDonald’s Corp	22,979	2,210,810
Panera Bread Co.*	644	102,093
Starbucks Corp	17,270	1,329,272
The Cheesecake Factory, Inc.	1,139	50,059
Vail Resorts, Inc.	825	57,238
Wendy’s Co.	6,499	55,112
		4,419,335

Household Durables - 0.5%
D.R. Horton, Inc.	6,547	127,208
Garmin Ltd	2,826	127,707
Harman International Industries, Inc.	1,565	103,650
Mohawk Industries, Inc.*	1,399	182,220
PulteGroup, Inc.	8,056	132,924
Tempur Sealy International, Inc.*	1,388	61,016
The Ryland Group, Inc.	1,064	43,135
Tupperware Brands Corp.	1,189	102,694
Whirlpool Corp.	1,823	266,960
		1,147,514

Household Products - 2.8%
Church & Dwight Co., Inc.	3,186	191,319
Colgate-Palmolive Co	20,257	1,201,240
Kimberly-Clark Corp.	8,815	830,550
Procter & Gamble Co.	62,968	4,759,751
The Clorox Co.	3,000	245,160
		7,228,020

Industrial Conglomerates - 1.1%
3M Co.	14,927	1,782,433
Carlisle Co.’s, Inc.	1,466	103,045
Danaher Corp.	13,744	952,734
		2,838,212

Insurance - 3.4%
ACE Ltd	7,820	731,639
Aflac, Inc	10,678	661,929
Alleghany Corp.*	386	158,125
Allied World Assurance Co. Holdings AG	797	79,214
American Financial Group, Inc.	1,634	88,334
Aon plc	7,064	525,844
Arch Capital Group Ltd.*	2,697	145,989
Arthur J. Gallagher & Co	2,935	128,113
Aspen Insurance Holdings Ltd.	1,552	56,322
Assured Guaranty Ltd.	3,967	74,381
AXIS Capital Holdings Ltd.	2,438	105,590
Brown & Brown, Inc	2,733	87,729
Cincinnati Financial Corp	3,384	159,589

26 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Insurance - Cont’d
CNO Financial Group, Inc.	5,113	$73,627
Endurance Specialty Holdings Ltd.	1,018	54,687
Erie Indemnity Co.	569	41,235
Everest Re Group Ltd	1,118	162,568
Fidelity National Financial, Inc.	4,961	131,963
First American Financial Corp	2,454	59,755
Genworth Financial, Inc.*	11,349	145,154
Hanover Insurance Group, Inc.	1,006	55,652
Hartford Financial Services Group, Inc.	10,455	325,360
HCC Insurance Holdings, Inc.	2,302	100,874
Kemper Corp.	1,204	40,454
Lincoln National Corp.	6,084	255,467
Markel Corp.*	321	166,204
MBIA, Inc.*	3,286	33,616
Mercury General Corp.	833	40,242
PartnerRe Ltd	1,190	108,933
Platinum Underwriters Holdings Ltd.	672	40,139
Principal Financial Group, Inc	6,291	269,381
ProAssurance Corp	1,421	64,030
Progressive Corp	12,700	345,821
Protective Life Corp.	1,801	76,633
Prudential Financial, Inc.	10,683	833,060
RenaissanceRe Holdings Ltd.	1,024	92,703
StanCorp Financial Group, Inc.	1,020	56,120
The Chubb Corp.	5,870	523,956
The Travelers Co.’s, Inc.	8,584	727,666
Torchmark Corp.	2,104	152,224
Unum Group	6,055	184,314
Validus Holdings Ltd.	2,397	88,641
White Mountains Insurance Group Ltd.	127	72,088
Willis Group Holdings plc	4,021	174,230
WR Berkley Corp	2,520	108,007
XL Group plc	6,578	202,734
		8,810,336

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.*	8,507	2,659,629
Expedia, Inc.	2,465	127,662
Liberty Interactive Corp.*	11,130	261,221
Liberty Ventures*	812	71,594
Netflix, Inc.*	1,354	418,670
priceline.com, Inc.*	1,184	1,196,965
TripAdvisor, Inc.*	2,572	195,061
		4,930,802

Internet Software & Services - 3.6%
Akamai Technologies, Inc.*	4,093	211,608
AOL, Inc.*	1,762	60,930
CoStar Group, Inc.*	658	110,478
eBay, Inc.*	26,805	1,495,451
Equinix, Inc.*	1,137	208,810
Google, Inc.*	6,426	5,628,598

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 27

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Internet Software & Services - Cont’d
j2 Global, Inc.	999	$49,470
LinkedIn Corp.*	2,087	513,527
Rackspace Hosting, Inc.*	2,656	140,131
Yahoo!, Inc.*	21,825	723,717
		9,142,720

IT Services - 5.5%
Accenture plc	14,817	1,091,124
Alliance Data Systems Corp.*	1,118	236,423
Amdocs Ltd	3,717	136,191
Automatic Data Processing, Inc	11,096	803,128
Broadridge Financial Solutions, Inc.	2,737	86,900
Cognizant Technology Solutions Corp.*	6,927	568,845
Computer Sciences Corp	3,395	175,657
Convergys Corp.	2,386	44,737
CoreLogic, Inc.*	2,196	59,402
DST Systems, Inc	692	52,184
Fidelity National Information Services, Inc.	6,718	311,984
Fiserv, Inc.*	2,991	302,240
FleetCor Technologies, Inc.*	1,674	184,408
Gartner, Inc.*	2,140	128,400
Genpact Ltd.*	2,593	48,956
Global Payments, Inc.	1,737	88,726
International Business Machines Corp.	23,689	4,386,729
Iron Mountain, Inc.	3,905	105,513
Jack Henry & Associates, Inc	1,960	101,156
Lender Processing Services, Inc	1,960	65,209
MasterCard, Inc.	2,383	1,603,235
MAXIMUS, Inc.	1,569	70,668
NeuStar, Inc.*	1,479	73,181
Paychex, Inc.	7,480	303,987
Teradata Corp.*	3,740	207,346
Total System Services, Inc	3,829	112,649
Vantiv, Inc.*	2,500	69,850
VeriFone Systems, Inc.*	2,559	58,499
Visa, Inc.	11,858	2,266,064
Western Union Co.	12,683	236,665
WEX, Inc.*	891	78,185
		14,058,241

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,654	125,110
Mattel, Inc.	7,928	331,866
Polaris Industries, Inc.	1,474	190,411
		647,387

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	7,593	389,141
Bio-Rad Laboratories, Inc.*	459	53,960
Illumina, Inc.*	2,880	232,790
Life Technologies Corp.*	3,967	296,851
Mettler-Toledo International, Inc.*	688	165,182

28 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Life Sciences - Tools & Services - Cont’d
Techne Corp.	762	$61,006
Thermo Fisher Scientific, Inc.	8,287	763,647
Waters Corp.*	1,959	208,065
		2,170,642

Machinery - 2.3%
Actuant Corp.	1,683	65,368
AGCO Corp.	2,079	125,613
CLARCOR, Inc.	1,148	63,748
Colfax Corp.*	2,035	114,957
Cummins, Inc.	4,000	531,480
Deere & Co.	8,802	716,395
Donaldson Co., Inc	3,106	118,432
Dover Corp.	3,921	352,223
Graco, Inc.	1,409	104,350
Harsco Corp	1,852	46,115
IDEX Corp.	1,880	122,670
Illinois Tool Works, Inc.	9,469	722,201
Lincoln Electric Holdings, Inc	1,890	125,912
Manitowoc Co., Inc.	3,070	60,111
Nordson Corp.	1,385	101,977
PACCAR, Inc.	8,139	453,017
Pall Corp.	2,571	198,070
Parker Hannifin Corp	3,431	373,018
Pentair Ltd.	4,578	297,295
Snap-on, Inc	1,336	132,932
SPX Corp	1,042	88,195
Stanley Black & Decker, Inc	3,679	333,207
Terex Corp.*	2,556	85,882
The Middleby Corp.*	438	91,503
The Toro Co.	1,311	71,253
Valmont Industries, Inc.	616	85,568
WABCO Holdings, Inc.*	1,439	121,250
Woodward, Inc	1,390	56,754
Xylem, Inc	4,257	118,898
		5,878,394

Marine - 0.1%
Kirby Corp.*	1,300	112,515

Media - 4.0%
AMC Networks, Inc.*	1,360	93,133
CBS Corp., Class B	12,932	713,329
Charter Communications, Inc.*	1,551	209,013
DIRECTV*	11,758	702,540
Discovery Communications, Inc.*	5,312	448,439
DISH Network Corp.	4,830	217,398
DreamWorks Animation SKG, Inc.*	1,636	46,561
Gannett Co., Inc.	5,268	141,130
John Wiley & Sons, Inc	1,066	50,838
Lamar Advertising Co.*	1,496	70,357
Liberty Global plc*	8,664	687,488

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 29

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Media - Cont’d
Liberty Media Corp.*	2,438	$358,752
Madison Square Garden Co.*	1,404	81,530
Meredith Corp.	850	40,477
Morningstar, Inc.	490	38,837
Omnicom Group, Inc.	5,909	374,867
Regal Entertainment Group	1,814	34,430
Scripps Networks Interactive, Inc.	2,514	196,369
Sirius XM Radio, Inc.	72,588	280,916
Starz*	2,205	62,027
The Walt Disney Co	38,258	2,467,258
Time Warner Cable, Inc.	6,568	732,989
Time Warner, Inc.	21,145	1,391,552
Viacom, Inc., Class B	9,980	834,128
Washington Post Co., Class B	100	61,135
		10,335,493

Metals & Mining - 0.1%
Compass Minerals International, Inc	824	62,847
Reliance Steel & Aluminum Co.	1,767	129,468
Worthington Industries, Inc.	1,214	41,798
		234,113

Multiline Retail - 0.9%
Big Lots, Inc.*	1,339	49,663
Dillard’s, Inc	553	43,300
Dollar General Corp.*	6,843	386,356
Dollar Tree, Inc.*	5,124	292,888
Family Dollar Stores, Inc.	2,217	159,668
Kohl’s Corp.	4,692	242,811
Nordstrom, Inc.	3,313	186,191
Saks, Inc.*	2,347	37,411
Target Corp	14,506	928,094
		2,326,382

Multi-Utilities - 0.4%
Avista Corp.	1,378	36,379
CMS Energy Corp.	6,112	160,868
Consolidated Edison, Inc.	6,732	371,202
Integrys Energy Group, Inc.	1,829	102,223
MDU Resources Group, Inc.	4,340	121,390
NiSource, Inc.	7,180	221,790
		1,013,852

Office Electronics - 0.1%
Xerox Corp.	26,609	273,807
Zebra Technologies Corp.*	1,168	53,179
		326,986

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.*	5,121	174,831
Cimarex Energy Co	1,987	191,547
Denbury Resources, Inc.*	8,559	157,571

30 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Oil, Gas & Consumable Fuels - Cont’d
Energen Corp	1,659	$126,731
EOG Resources, Inc	6,261	1,059,862
EQT Corp.	3,452	306,261
Pioneer Natural Resources Co.	3,186	601,517
QEP Resources, Inc	4,118	114,027
Range Resources Corp	3,756	285,043
SemGroup Corp	976	55,652
SM Energy Co.	1,538	118,718
Southwestern Energy Co.*	8,081	293,987
Spectra Energy Corp.	15,398	527,074
Teekay Corp.	872	37,278
Whiting Petroleum Corp.*	2,739	163,929
World Fuel Services Corp.	1,675	62,494
		4,276,522

Paper & Forest Products - 0.0%
Domtar Corp.	750	59,565

Personal Products - 0.2%
Avon Products, Inc.	9,982	205,629
Estee Lauder Co.’s, Inc.	5,877	410,803
		616,432

Pharmaceuticals - 7.7%
AbbVie, Inc	36,480	1,631,750
Allergan, Inc	6,816	616,507
Bristol-Myers Squibb Co.	37,881	1,753,133
Eli Lilly & Co.	22,777	1,146,367
Endo Health Solutions, Inc.*	2,623	119,189
Hospira, Inc.*	3,808	149,350
Jazz Pharmaceuticals plc*	1,223	112,479
Johnson & Johnson	64,764	5,614,391
Mallinckrodt plc*	1,325	58,419
Merck & Co., Inc	67,248	3,201,677
Perrigo Co.	2,163	266,871
Pfizer, Inc.	152,229	4,370,495
Questcor Pharmaceuticals, Inc.	1,264	73,312
Salix Pharmaceuticals Ltd.*	1,415	94,635
Viropharma, Inc.*	1,506	59,186
Zoetis, Inc.	11,489	357,538
		19,625,299

Professional Services - 0.4%
Corporate Executive Board Co.	772	56,063
IHS, Inc.*	1,418	161,907
Manpowergroup, Inc	1,799	130,859
Nielsen Holdings NV	4,940	180,063
Robert Half International, Inc	3,190	124,506
The Dun & Bradstreet Corp.	891	92,530
Towers Watson & Co.	1,477	157,980
Verisk Analytics, Inc.*	3,447	223,917
		1,127,825

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 31

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	990	$35,660
CBRE Group, Inc.*	6,382	147,616
Forest City Enterprises, Inc.*	3,636	68,866
Howard Hughes Corp.*	718	80,682
Jones Lang LaSalle, Inc	1,022	89,220
Realogy Holdings Corp.*	3,362	144,633
The St. Joe Co.*	2,119	41,575
		608,252

Road & Rail - 0.4%
Avis Budget Group, Inc.*	2,483	71,585
Con-way, Inc	1,297	55,888
Genesee & Wyoming, Inc.*	983	91,389
Hertz Global Holdings, Inc.*	8,573	189,978
JB Hunt Transport Services, Inc.	2,098	153,007
Kansas City Southern	2,536	277,337
Landstar System, Inc.	1,050	58,779
Old Dominion Freight Line, Inc.*	1,605	73,814
Ryder System, Inc.	1,203	71,819
		1,043,596

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	14,062	53,436
Altera Corp.	7,349	273,089
Analog Devices, Inc	7,142	336,031
Applied Materials, Inc.	27,682	485,542
Atmel Corp.*	9,812	73,001
Avago Technologies Ltd	5,687	245,224
Cavium, Inc.*	1,188	48,946
Cypress Semiconductor Corp.*	3,154	29,458
Fairchild Semiconductor International, Inc.*	2,934	40,753
First Solar, Inc.*	1,594	64,095
Hittite Microwave Corp.*	726	47,444
Intel Corp.	114,527	2,624,959
KLA-Tencor Corp.	3,813	232,021
Lam Research Corp.*	3,753	192,116
Linear Technology Corp.	5,362	212,657
LSI Corp.	12,594	98,485
Marvell Technology Group Ltd.	9,396	108,054
Microchip Technology, Inc.	4,537	182,796
Micron Technology, Inc.*	23,890	417,358
NVIDIA Corp.	13,290	206,792
ON Semiconductor Corp.*	10,358	75,613
Semtech Corp.*	1,566	46,964
Silicon Laboratories, Inc.*	902	38,525
Skyworks Solutions, Inc.*	4,317	107,234
Teradyne, Inc.*	4,401	72,705
Texas Instruments, Inc.	25,334	1,020,200
Xilinx, Inc.	6,123	286,924
		7,620,422

32 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Software - 4.2%
ACI Worldwide, Inc.*	908	$49,086
Adobe Systems, Inc.*	10,735	557,576
ANSYS, Inc.*	2,124	183,768
Aspen Technology, Inc.*	2,151	74,317
Autodesk, Inc.*	5,124	210,955
CA, Inc.	7,549	223,979
Cadence Design Systems, Inc.*	6,510	87,885
Citrix Systems, Inc.*	4,310	304,329
Commvault Systems, Inc.*	1,012	88,884
Compuware Corp.	4,927	55,182
Concur Technologies, Inc.*	1,082	119,561
Electronic Arts, Inc.*	7,043	179,949
FactSet Research Systems, Inc	925	100,918
Fortinet, Inc.*	3,143	63,677
Informatica Corp.*	2,490	97,035
Intuit, Inc	6,831	452,964
Mentor Graphics Corp.	2,212	51,694
MICROS Systems, Inc.*	1,763	88,044
Microsoft Corp.	174,156	5,801,136
NetSuite, Inc.*	695	75,018
Nuance Communications, Inc.*	6,064	113,366
PTC, Inc.*	2,752	78,239
QLIK Technologies, Inc.*	2,015	68,994
Red Hat, Inc.*	4,351	200,755
Rovi Corp.*	2,334	44,743
Salesforce.com, Inc.*	12,615	654,845
SolarWinds, Inc.*	1,606	56,306
Solera Holdings, Inc	1,581	83,587
Symantec Corp	16,062	397,535
Synopsys, Inc.*	3,550	133,835
The Ultimate Software Group, Inc.*	655	96,547
TIBCO Software, Inc.*	3,506	89,719
		10,884,428

Specialty Retail - 3.5%
Aaron’s, Inc.	1,745	48,336
Advance Auto Parts, Inc.	1,673	138,324
American Eagle Outfitters, Inc.	3,993	55,862
Ascena Retail Group, Inc.*	2,926	58,315
Bed Bath & Beyond, Inc.*	5,008	387,419
Best Buy Co., Inc.	6,202	232,575
CarMax, Inc.*	5,140	249,136
Chico’s FAS, Inc.	3,695	61,559
CST Brands, Inc.	1,390	41,422
DSW, Inc.	836	71,328
GameStop Corp.	2,681	133,112
GNC Holdings, Inc.	2,261	123,518
L Brands, Inc	5,594	341,793
Lowe’s Co.’s, Inc.	24,178	1,151,115
Lumber Liquidators Holdings, Inc.*	632	67,403
O’Reilly Automotive, Inc.*	2,494	318,209
PetSmart, Inc	2,388	182,109

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 33

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Specialty Retail - Cont’d
Pier 1 Imports, Inc.	2,456	$47,941
Ross Stores, Inc.	4,982	362,690
Sally Beauty Holdings, Inc.*	3,434	89,833
Signet Jewelers Ltd.	1,851	132,624
Staples, Inc.	15,205	222,753
The Buckle, Inc	643	34,754
The Gap, Inc	6,336	255,214
The Home Depot, Inc	32,960	2,500,016
Tiffany & Co.	2,528	193,695
TJX Co.’s, Inc.	16,442	927,164
Tractor Supply Co.	3,208	215,481
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,465	175,009
Williams-Sonoma, Inc	2,043	114,817
		8,933,526

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	793	52,275
Fifth & Pacific Co.’s, Inc.*	2,818	70,816
Fossil Group, Inc.*	1,155	134,257
Hanesbrands, Inc.	2,276	141,818
Michael Kors Holdings Ltd.*	4,106	305,979
Nike, Inc., Class B	17,234	1,251,878
PVH Corp.	1,876	222,662
Under Armour, Inc.*	1,843	146,426
Wolverine World Wide, Inc	1,154	67,197
		2,393,308

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc	3,157	39,242
Hudson City Bancorp, Inc.	10,935	98,962
MGIC Investment Corp.*	7,755	56,456
New York Community Bancorp, Inc.	10,130	153,064
Ocwen Financial Corp.*	2,682	149,575
People’s United Financial, Inc	7,394	106,326
Radian Group, Inc.	3,985	55,511
Washington Federal, Inc	2,380	49,218
		708,354

Trading Companies & Distributors - 0.5%
Air Lease Corp.	1,752	48,460
Applied Industrial Technologies, Inc	970	49,955
Beacon Roofing Supply, Inc.*	1,125	41,479
Fastenal Co	6,281	315,620
MRC Global, Inc.*	2,337	62,632
MSC Industrial Direct Co., Inc	1,108	90,136
United Rentals, Inc.*	2,145	125,032
W.W. Grainger, Inc.	1,422	372,152
Watsco, Inc.	619	58,353
WESCO International, Inc.*	1,014	77,601
		1,241,420

34 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co., Inc	4,089	$168,794
Aqua America, Inc	4,156	102,778
		271,572

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	6,739	492,149
SBA Communications Corp.*	2,940	236,552
Telephone & Data Systems, Inc.	2,266	66,960
		795,661

Total Equity Securities (Cost $193,912,702)		254,969,337

	PRINCIPAL
TIME DEPOSIT - 0.6%	AMOUNT
State Street Bank Time Deposit, 0.083%, 10/1/13	$1,518,751	1,518,751

Total Time Deposit (Cost $1,518,751)		1,518,751

TOTAL INVESTMENTS (Cost $195,431,453) - 99.9%		256,488,088
Other assets and liabilities, net - 0.1%		277,758
NET ASSETS - 100%		$256,765,846

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 9,419,705 shares outstanding		$102,916,916
Class B: 114,490 shares outstanding		1,041,740
Class C: 1,007,190 shares outstanding		11,969,650
Class I: 4,123,421 shares outstanding		56,401,709
Class Y: 1,450,262 shares outstanding		19,677,195
Undistributed net investment income		1,820,035
Accumulated net realized gain (loss)		1,881,966
Net unrealized appreciation (depreciation)		61,056,635

NET ASSETS		$256,765,846

NET ASSET VALUE PER SHARE
Class A (based on net assets of $149,738,057)		$15.90
Class B (based on net assets of $1,733,137)		$15.14
Class C (based on net assets of $15,258,517)		$15.15
Class I (based on net assets of $66,817,961)		$16.20
Class Y (based on net assets of $23,218,174)		$16.01

* Non-income producing security.

Abbreviations: plc: Public Limited Company

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 35

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,708
Dividend income	3,960,945
Total investment income	3,963,653
Expenses:
Investment advisory fee	417,660
Transfer agency fees and expenses	320,907
Distribution Plan expenses:
Class A	302,845
Class B	18,175
Class C	122,308
Directors’ fees and expenses	21,484
Administrative fees	360,389
Accounting fees	31,368
Custodian fees	74,116
Registration fees	73,616
Reports to shareholders	53,714
Professional fees	31,608
Miscellaneous	55,132
Total expenses	1,883,322
Reimbursement from Advisor:
Class A	(292,729)
Class B	(12,391)
Class C	(11,003)
Class I	(124,278)
Class Y	(14,834)
Fees waived	(67,092)
Fees paid indirectly	(156)
Net expenses	1,360,839

NET INVESTMENT INCOME	2,602,814

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	8,768,759
Futures	(15,310)
8,753,449

Change in unrealized appreciation (depreciation) on:
Investments	29,759,773
Futures	27,845
29,787,618

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,541,067

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$41,143,881

See notes to financial statements.

36 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	YEAR ENDED	YEAR ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,602,814	$1,424,834
Net realized gain (loss)	8,753,449	1,774,375
Change in unrealized appreciation (depreciation)	29,787,618	28,949,837

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	41,143,881	32,149,046

Distributions to shareholders from:
Net investment income:
Class A shares	(1,117,487)	(705,939)
Class B shares	(3,479)	—
Class C shares	(21,680)	—
Class I shares	(643,373)	(442,162)
Class Y shares	(77,419)	—
Total distributions	(1,863,438)	(1,148,101)

Capital share transactions:
Shares sold:
Class A shares	47,024,487	21,978,733
Class B shares	73,100	16,998
Class C shares	4,908,631	2,809,321
Class I shares	21,470,431	13,354,751
Class Y shares	10,205,742	14,297,242
Reinvestment of distributions:
Class A shares	1,023,110	653,996
Class B shares	3,066	—
Class C shares	14,823	—
Class I shares	627,176	442,162
Class Y shares	1,165	—
Redemption fees:
Class A shares	83	410
Class C shares	371	111
Shares redeemed:
Class A shares	(18,733,470)	(17,135,467)
Class B shares	(653,406)	(925,269)
Class C shares	(1,860,205)	(751,682)
Class I shares	(7,462,580)	(6,975,861)
Class Y shares	(2,847,707)	(1,979,247)
Total capital share transactions	53,794,817	25,786,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,075,260	56,787,143

NET ASSETS
Beginning of year	163,690,586	106,903,443
End of year (including undistributed net investment income
of $1,820,035 and $1,080,727, respectively)	$256,765,846	$163,690,586

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 37

STATEMENTS OF CHANGES IN NET ASSETS

	YEAR ENDED	YEAR ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	3,254,493	1,795,066
Class B shares	4,911	1,443
Class C shares	349,358	235,042
Class I shares	1,513,414	1,042,439
Class Y shares	696,045	1,095,517
Reinvestment of distributions:
Class A shares	78,762	58,081
Class B shares	246	—
Class C shares	1,189	—
Class I shares	47,549	38,820
Class Y shares	89	—
Shares redeemed:
Class A shares	(1,292,049)	(1,408,613)
Class B shares	(47,964)	(79,538)
Class C shares	(130,755)	(65,489)
Class I shares	(497,802)	(562,851)
Class Y shares	(194,494)	(146,895)
Total capital share activity	3,782,992	2,003,022

See notes to financial statements.

38 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock - Classes A, B, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

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The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Fund’s investments by major category are as follows: Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book

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values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At September 30, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013:

		VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Equity securities *	$254,969,337	—		—	$254,969,337
Other debt obligations	—	$1,518,751		—	1,518,751
TOTAL	$254,969,337	$1,518,751		—	$256,488,088

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or

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loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the year, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the year, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the year with a weighted average of 33 contracts and $1,853,119 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure

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of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Fund’s average daily net assets. Under the terms of the agreement, $44,476 was payable at year end. In addition, $16,973 was payable at year end for operating expenses paid by the Advisor during September 2013. For the year ended September 30, 2013, the Advisor voluntarily waived $67,092 of its fee.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, B, C, and Y through January 31, 2014 and for Class I through January 31, 2016. The contractual expense cap is .75%, 1.75%, 1.75%, .21%, and .60% for Class A, B, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, C, and Y shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $38,629 was payable at year end.

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Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of Class A, B, and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, B, and C, respectively. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement, $47,068 was payable at year end.

CID received $85,150 as its portion of commissions charged on sales of the Fund’s Class A shares for the year ended September 30, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $31,696 for the year ended September 30, 2013. Under the terms of the agreement, $2,201 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Directors’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the year, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $85,599,337 and $28,272,798, respectively.

The tax character of dividends and distributions paid during the years ended September 30, 2013 and September 30, 2012 was as follows:

Distributions paid from:	2013	2012
Ordinary income	$1,863,438	$1,148,101
Total	$1,863,438	$1,148,101

As of September 30, 2013, the tax basis components of distributable earnings/(accumulated losses) and the federal tax cost were as follows:

Unrealized appreciation	$60,938,805
Unrealized (depreciation)	(4,188,900)
Net unrealized appreciation/(depreciation)	$56,749,905
Undistributed ordinary income	$1,820,035
Undistributed long-term capital gain	$6,188,696
Federal income tax cost of investments	$199,738,183

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The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are mainly due to wash sales.

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2013. For the year ended September 30, 2013, borrowings by the Fund under the agreement were as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$6,790	1.39%	$857,673	August 2013

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of September 30, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.27	$10.35	$10.48
Income from investment operations:
Net investment income	.17	.13	.09
Net realized and unrealized gain (loss)	2.61	2.89	(.14)
Total from investment operations	2.78	3.02	(.05)
Distributions from:
Net investment income	(.15)	(.10)	(.08)
Total distributions	(.15)	(.10)	(.08)
Total increase (decrease) in net asset value	2.63	2.92	(.13)
Net asset value, ending	$15.90	$13.27	$10.35

Total return*	21.16%	29.36%	(.57%)
Ratios to average net assets: A
Net investment income	1.15%	1.03%	.81%
Total expenses	1.02%	1.11%	.99%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$149,738	$97,904	$71,741

		YEARS ENDED
CLASS A SHARES		SEPTEMBER 30,	SEPTEMBER 30,
		2010	2009 (z)
Net asset value, beginning		$9.70	$10.44
Income from investment operations:
Net investment income		.08	.11
Net realized and unrealized gain (loss)		.80	(.75)
Total from investment operations		.88	(.64)
Distributions from:
Net investment income		(.10)	(.10)
Total distributions		(.10)	(.10)
Total increase (decrease) in net asset value		.78	(.74)
Net asset value, ending		$10.48	$9.70

Total return*		9.06%	(5.80%)
Ratios to average net assets: A
Net investment income		.77%	1.34%
Total expenses		1.06%	1.16%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$71,952	$63,609

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65	$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.03	—	(.02)
Net realized and unrealized gain (loss)	2.48	2.78	(.14)
Total from investment operations	2.51	2.78	(.16)
Distributions from:
Net investment income	(.02)	—	—
Total distributions	(.02)	—	—
Total increase (decrease) in net asset value	2.49	2.78	(.16)
Net asset value, ending	$15.14	$12.65	$9.87

Total return*	19.92%	28.17%	(1.60%)
Ratios to average net assets: A
Net investment income (loss)	.20%	.04%	(.19%)
Total expenses	2.46%	2.38%	2.31%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$1,733	$1,989	$2,324

		YEARS ENDED
CLASS B SHARES		SEPTEMBER 30,	SEPTEMBER 30,
		2010	2009 (z)
Net asset value, beginning		$9.30	$10.01
Income from investment operations:
Net investment income (loss)		(.06)	.03
Net realized and unrealized gain (loss)		.80	(.71)
Total from investment operations		.74	(.68)
Distributions from:
Net investment income		(.01)	(.03)
Total distributions		(.01)	(.03)
Total increase (decrease) in net asset value		.73	(.71)
Net asset value, ending		$10.03	$9.30

Total return*		7.94%	(6.67%)
Ratios to average net assets: A
Net investment income (loss)		(.23%)	.37%
Total expenses		2.30%	2.46%
Expenses before offsets		1.75%	1.75%
Net expenses		1.75%	1.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$2,956	$3,433

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65	$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.03	.01	(.02)
Net realized and unrealized gain (loss)	2.50	2.77	(.14)
Total from investment operations	2.53	2.78	(.16)
Distributions from:
Net investment income	(.03)	—	—
Total distributions	(.03)	—	—
Total increase (decrease) in net asset value	2.50	2.78	(.16)
Net asset value, ending	$15.15	$12.65	$9.87

Total return*	20.02%	28.17%	(1.60%)
Ratios to average net assets: A
Net investment income (loss)	.25%	.04%	(.19%)
Total expenses	1.77%	1.89%	1.95%
Expenses before offsets	1.65%	1.74%	1.75%
Net expenses	1.65%	1.74%	1.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$15,259	$9,958	$6,098

		YEARS ENDED

CLASS C SHARES		SEPTEMBER 30,	SEPTEMBER 30,
		2010	2009 (z)
Net asset value, beginning		$9.29	$10.01
Income from investment operations:
Net investment income (loss)		(.02)	.03
Net realized and unrealized gain (loss)		.77	(.72)
Total from investment operations		.75	(.69)
Distributions from:
Net investment income		(.01)	(.03)
Total distributions		(.01)	(.03)
Total increase (decrease) in net asset value		.74	(.72)
Net asset value, ending		$10.03	$9.29

Total return*		8.04%	(6.80%)
Ratios to average net assets: A
Net investment income (loss)		(.23%)	.36%
Total expenses		2.06%	2.23%
Expenses before offsets		1.75%	1.75%
Net expenses		1.75%	1.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$6,139	$5,607

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.48	$10.52	$10.65
Income from investment operations:
Net investment income	.25	.19	.16
Net realized and unrealized gain (loss)	2.64	2.95	(.15)
Total from investment operations	2.89	3.14	.01
Distributions from:
Net investment income	(.17)	(.18)	(.14)
Total distributions	(.17)	(.18)	(.14)
Total increase (decrease) in net asset value	2.72	2.96	(.13)
Net asset value, ending	$16.20	$13.48	$10.52

Total return*	21.76%	30.11%	(.06%)
Ratios to average net assets: A
Net investment income	1.70%	1.57%	1.35%
Total expenses	.46%	.51%	.52%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$66,818	$41,249	$26,741

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$9.85	$10.65
Income from investment operations:
Net investment income		.13	.15
Net realized and unrealized gain (loss)		.81	(.77)
Total from investment operations		.94	(.62)
Distributions from:
Net investment income		(.14)	(.18)
Total distributions		(.14)	(.18)
Total increase (decrease) in net asset value		.80	(.80)
Net asset value, ending		$10.65	$9.85

Total return*		9.62%	(5.26%)
Ratios to average net assets: A
Net investment income		1.32%	1.88%
Total expenses		.55%	.63%
Expenses before offsets		.21%	.21%
Net expenses		.21%	.21%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$29,055	$21,781

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	SEPTEMBER 30,	SEPTEMBER 30,
	2013 (z)	2012	(z)#
Net asset value, beginning	$13.27	$12.42
Income from investment operations:
Net investment income	.19	.03
Net realized and unrealized gain (loss)	2.63	.82
Total from investment operations	2.82	.85
Distributions from:
Net investment income	(.08)	—
Total distributions	(.08)	—
Total increase (decrease) in net asset value	2.74	.85
Net asset value, ending	$16.01	$13.27

Total return*	21.34%	6.84%
Ratios to average net assets: A
Net investment income	1.29%	1.16	% (a)
Total expenses	.72%	.86	% (a)
Expenses before offsets	.60%	.60	% (a)
Net expenses	.60%	.60	% (a)
Portfolio turnover	14%	7%
Net assets, ending (in thousands)	$23,218	$12,589

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From July 13, 2012 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 51

shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

52 www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED)

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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To Open an Account
800-368-2748

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544

Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as “principal accounting officer”).

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/12		Fiscal Year ended 9/30/13
	$	%*	$	% *

(a) Audit Fees	$17,050		$17,435
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,820	0%	$2,920	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$19,870	0%	$20,355	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/12		Fiscal Year ended 9/30/13
$	%*	$	% *
$10,000	0%*	$292,500	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant’s independence and found that the provision of such services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   A copy of the Registrant’s Code of Ethics.

            Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 3, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 3, 2013

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: December 3, 2013